UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22545

CENTRE FUNDS

(Exact name of registrant as specified in charter)

48 Wall Street, Suite 1100, New York, New York 10005

(Address of principal executive offices) (Zip code)

James Abate

48 Wall Street, Suite 1100

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 298-4236

Date of fiscal year end: September 30

Date of reporting period: October 1, 2014 – December 31, 2014

Item 1. Schedule of Investments.

CENTRE AMERICAN SELECT EQUITY FUND

SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)
	Shares	Value
COMMON STOCKS (97.65%)
Consumer Discretionary (14.72%)
Hotels, Restaurants & Leisure (3.82%)
Chipotle Mexican Grill, Inc.(a)	3,490	$2,388,940
Starbucks Corp.	32,930	2,701,907

		5,090,847

Internet & Catalog Retail (1.81%)
Amazon.com, Inc.(a)	7,760	2,408,316

Media (3.85%)
Comcast Corp., Class A	53,060	3,078,010
Walt Disney Co.	21,730	2,046,749

		5,124,759

Specialty Retail (5.24%)
Home Depot, Inc.	24,860	2,609,554
Lowe’s Cos., Inc.	41,570	2,860,016
Tiffany & Co.	14,180	1,515,275

		6,984,845

Total Consumer Discretionary		19,608,767

Consumer Staples (9.92%)
Beverages (3.32%)
Coca-Cola Co.	51,450	2,172,219
PepsiCo, Inc.	23,810	2,251,474

		4,423,693

Food & Staples Retailing (1.66%)
CVS Health Corp.	22,890	2,204,536

Food Products (1.69%)
Archer-Daniels-Midland Co.	43,270	2,250,040

Household Products (1.75%)
Procter & Gamble Co.	25,660	2,337,369

Tobacco (1.50%)
Altria Group, Inc.	40,640	2,002,333

Total Consumer Staples		13,217,971

Energy (3.24%)
Energy Equipment & Services (2.00%)
Cameron International Corp.(a)	21,030	1,050,449
FMC Technologies, Inc.(a)	34,480	1,615,043

		2,665,492

Oil, Gas & Consumable Fuels (1.24%)
EOG Resources, Inc.	17,880	1,646,211

Total Energy		4,311,703

Financials (2.95%)
Banks (1.91%)
SunTrust Banks, Inc.	26,400	1,106,160

	Shares	Value
Financials (continued)
Banks (continued)
Wells Fargo & Co.	26,290	$1,441,218

		2,547,378

Capital Markets (1.04%)
BlackRock, Inc.	3,890	1,390,908

Total Financials		3,938,286

Health Care (12.95%)
Biotechnology (8.53%)
Amgen, Inc.	17,870	2,846,512
Biogen Idec, Inc.(a)	8,520	2,892,114
Celgene Corp.(a)	17,050	1,907,213
Gilead Sciences, Inc.(a)	39,370	3,711,016

		11,356,855

Pharmaceuticals (4.42%)
AbbVie, Inc.	24,760	1,620,295
Johnson & Johnson	22,520	2,354,916
Merck & Co., Inc.	33,770	1,917,798

		5,893,009

Total Health Care		17,249,864

Industrials (16.31%)
Aerospace & Defense (3.79%)
General Dynamics Corp.	14,890	2,049,161
Honeywell International, Inc.	15,390	1,537,769
Textron, Inc.	34,710	1,461,638

		5,048,568

Air Freight & Logistics (1.58%)
CH Robinson Worldwide, Inc.	28,120	2,105,907

Airlines (1.30%)
Delta Air Lines, Inc.	35,220	1,732,472

Commercial Services & Supplies (2.06%)
Republic Services, Inc.	35,480	1,428,070
Tyco International, Ltd.	29,980	1,314,923

		2,742,993

Industrial Conglomerates (1.48%)
3M Co.	11,990	1,970,197

Machinery (2.55%)
Illinois Tool Works, Inc.	13,170	1,247,199
ITT Corp.	24,420	988,033
PACCAR, Inc.	16,990	1,155,490

		3,390,722

Road & Rail (3.55%)
Norfolk Southern Corp.	12,010	1,316,416
Union Pacific Corp.	28,690	3,417,840

		4,734,256

Total Industrials		21,725,115

	Shares	Value
Information Technology (30.20%)
Communications Equipment (2.24%)
Cisco Systems, Inc.	45,570	$1,267,529
QUALCOMM, Inc.	23,160	1,721,483

		2,989,012

Computers & Peripherals (5.08%)
Apple, Inc.	61,320	6,768,502

Electronic Equipment Instruments (0.89%)
Corning, Inc.	51,600	1,183,188

Internet Software & Services (5.26%)
Facebook, Inc., Class A(a)	36,920	2,880,498
Google, Inc., Class A(a)	3,850	2,043,041
Google, Inc., Class C(a)	3,960	2,084,544

		7,008,083

IT Services (3.60%)
Mastercard, Inc., Class A	21,330	1,837,793
Visa, Inc., Class A	11,290	2,960,238

		4,798,031

Semiconductors & Semiconductor Equipment (8.12%)
Intel Corp.	67,320	2,443,043
Lam Research Corp.	26,940	2,137,420
Linear Technology Corp.	45,990	2,097,144
Micron Technology, Inc.(a)	43,810	1,533,788
NVIDIA Corp.	55,930	1,121,396
Texas Instruments, Inc.	27,770	1,484,723

		10,817,514

Software (5.01%)
Microsoft Corp.	114,790	5,331,996
Oracle Corp.	29,720	1,336,508

		6,668,504

Total Information Technology		40,232,834

Materials (5.85%)
Chemicals (2.70%)
International Flavors & Fragrances, Inc.	20,580	2,085,989
Monsanto Co.	12,660	1,512,490

		3,598,479

Construction Materials (1.59%)
Vulcan Materials Co.	32,280	2,121,764

Metals & Mining (1.56%)
Allegheny Technologies, Inc.	59,780	2,078,551

Total Materials		7,798,794

		Shares	Value
Utilities (1.51%)
Independent Power Producers & Energy Traders (1.51%)
Calpine Corp.(a)		91,110	$2,016,264

Total Utilities			2,016,264

TOTAL COMMON STOCKS
(Cost $104,471,084)			130,099,598
Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS (2.00%)
Calls (0.09%)
SPDR® Gold Shares:
6/19/2015	$128.00	1,000	126,000

Total Calls			126,000

Puts (1.91%)
S&P 500® Index:
6/19/2015	1,850.00	640	2,544,000

Total Puts			2,544,000

TOTAL PURCHASED OPTIONS
(Cost $2,987,708)			2,670,000

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.38%)
Money Market Fund (0.38%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.00004%	501,032	501,032

TOTAL SHORT TERM INVESTMENTS
(Cost $501,032)			501,032

TOTAL INVESTMENTS (100.03%)
(Cost $107,959,824)			$133,270,630
Liabilities in Excess of Other Assets (-0.03%)			(45,259)
NET ASSETS (100.00%)			$133,225,371

(a)	Non-income producing security.

Common Abbreviations:

Ltd. - Limited.

S&P - Standard & Poor’s.

SPDR - Standard & Poor’s Depositary Receipts.

See Notes to Quarterly Schedule of Investments.

CENTRE GLOBAL SELECT EQUITY FUND

SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)
	Shares	Value
COMMON STOCKS (96.46%)
AFRICA (0.61%)
South Africa (0.61%)
Financials (0.61%)
Coronation Fund Managers, Ltd.	12,300	$122,450

Total South Africa		122,450

TOTAL AFRICA
(Cost $112,607)		122,450

ASIA (46.92%)
Australia (1.93%)
Financials (1.32%)
Westpac Banking Corp.	9,800	265,304

Materials (0.61%)
BHP Billiton, Ltd.	5,092	122,095

Total Australia		387,399

China (16.01%)
Consumer Staples (2.86%)
Hengan International Group Co., Ltd.	26,040	272,165
Want Want China Holdings, Ltd.	228,590	301,263

		573,428

Energy (2.71%)
China Petroleum & Chemical Corp., Class H	401,830	323,862
China Shenhua Energy Co., Ltd., Class H	74,070	219,211

		543,073

Financials (5.79%)
Agricultural Bank of China, Ltd., Class H	675,500	341,467
China Merchants Bank Co., Ltd., Class H	159,040	399,105
China Pacific Insurance Group Co., Ltd., Class H(a)	82,940	421,404

		1,161,976

Health Care (1.64%)
Roche Holding AG	1,210	328,484

Industrials (1.14%)
Zhejiang Expressway Co., Ltd., Class H	197,000	228,891

Information Technology (1.87%)
Tencent Holdings, Ltd.	25,900	375,742

Total China		3,211,594

Hong Kong (8.91%)
Financials (2.33%)
China Overseas Land & Investment, Ltd.	111,530	331,513
Yuexiu Property Co., Ltd.	709,920	136,406

		467,919

	Shares	Value
Hong Kong (continued)
Industrials (1.99%)
China State Construction International Holdings, Ltd.	101,680	$142,922
Shanghai Industrial Holdings, Ltd.	85,370	255,956

		398,878

Telecommunication Services (2.46%)
China Mobile, Ltd.	42,330	494,009

Utilities (2.13%)
China Gas Holdings, Ltd.	150,270	236,800
China Resources Power Holdings Co., Ltd.	74,100	191,111

		427,911

Total Hong Kong		1,788,717

India (5.68%)
Consumer Discretionary (1.13%)
Tata Motors, Ltd., Sponsored ADR	5,360	226,621

Energy (0.84%)
Reliance Industries, Ltd., Sponsored GDR	6,030	170,046

Financials (1.63%)
HDFC Bank, Ltd., ADR	6,440	326,830

Information Technology (2.08%)
Infosys, Ltd., Sponsored ADR	13,260	417,159

Total India		1,140,656

Japan (9.52%)
Consumer Discretionary (3.05%)
Bridgestone Corp.	10,170	356,519
Honda Motor Co., Ltd.	3,080	90,667
Sumitomo Electric Industries, Ltd.	13,000	164,209

		611,395

Financials (2.77%)
Mitsubishi UFJ Financial Group, Inc.	54,000	299,574
Sumitomo Mitsui Financial Group, Inc.	7,040	257,138

		556,712

Industrials (2.43%)
ITOCHU Corp.	22,430	241,940
Japan Airlines Co., Ltd.	8,142	244,709

		486,649

Telecommunication Services (1.27%)
SoftBank Corp.	4,230	254,619

Total Japan		1,909,375

	Shares	Value
Korea (0.94%)
Consumer Discretionary (0.94%)
Hyundai Motor Co.	1,230	$189,119

Total Korea		189,119

Malaysia (0.72%)
Materials (0.72%)
Lafarge Malaysia Bhd	51,770	144,509

Total Malaysia		144,509

Philippines (0.67%)
Industrials (0.67%)
International Container Terminal Services, Inc.	51,920	133,478

Total Philippines		133,478

Singapore (0.71%)
Industrials (0.71%)
ComfortDelGro Corp., Ltd.	72,550	142,400

Total Singapore		142,400

South Korea (0.18%)
Consumer Discretionary (0.18%)
Paradise Co., Ltd.	1,720	36,930

Total South Korea		36,930

Taiwan (1.65%)
Information Technology (1.65%)
Taiwan Semiconductor Manufacturing Co., Ltd.	74,130	330,749

Total Taiwan		330,749

TOTAL ASIA
(Cost $9,530,348)		9,414,926

EUROPE (35.02%)
Belgium (0.84%)
Materials (0.84%)
Umicore SA	4,200	169,263

Total Belgium		169,263

Denmark (1.74%)
Health Care (1.74%)
Novo Nordisk A/S, Class B	8,257	349,226

Total Denmark		349,226

	Shares	Value
Finland (1.42%)
Industrials (1.42%)
Kone OYJ, Class B	6,225	$284,881

Total Finland		284,881

France (5.09%)
Consumer Discretionary (1.06%)
Cie Generale des Etablissements Michelin	2,341	213,219

Energy (0.88%)
Total SA	3,440	176,993

Financials (1.54%)
AXA SA	13,250	307,917

Utilities (1.61%)
GDF Suez	13,740	323,045

Total France		1,021,174

Germany (5.20%)
Consumer Discretionary (0.82%)
adidas AG	2,350	163,849

Financials (0.43%)
Deutsche Bank AG	2,848	86,104

Information Technology (2.16%)
Infineon Technologies AG	29,020	310,598
SAP SE	1,732	122,102

		432,700

Materials (0.61%)
Linde AG	660	123,149

Telecommunication Services (1.18%)
Deutsche Telekom AG	14,760	236,650

Total Germany		1,042,452

Great Britain (6.67%)
Consumer Discretionary (0.78%)
GKN Plc	29,144	156,258

Consumer Staples (1.59%)
Unilever NV	8,100	319,918

Energy (0.91%)
BP Plc	28,397	181,907

Financials (0.93%)
HSBC Holdings Plc	19,708	186,943

Materials (0.80%)
Rio Tinto, Ltd.	3,400	160,994

	Shares	Value
Great Britain (continued)
Telecommunication Services (1.66%)
BT Group Plc	53,250	$333,227

Total Great Britain		1,339,247

Greece (0.39%)
Materials (0.39%)
Titan Cement Co., SA	3,350	77,709

Total Greece		77,709

Israel (1.31%)
Health Care (1.31%)
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	4,560	262,246

Total Israel		262,246

Italy (4.99%)
Financials (4.99%)
Assicurazioni Generali SpA	16,020	329,545
Intesa Sanpaolo SpA	153,350	449,429
UniCredit SpA	34,310	221,493

		1,000,467

Total Italy		1,000,467

Norway (0.48%)
Energy (0.48%)
Statoil ASA	5,500	96,820

Total Norway		96,820

Russia (1.04%)
Energy (0.43%)
NOVATEK OAO, Sponsored GDR(b)	1,090	85,456

Telecommunication Services (0.61%)
Mobile Telesystems OJSC, Sponsored ADR	17,200	123,496

Total Russia		208,952

Spain (2.49%)
Financials (0.52%)
Banco Bilbao Vizcaya Argentaria SA	11,127	105,748

Utilities (1.97%)
Iberdrola SA	58,294	394,805

Total Spain		500,553

	Shares	Value
Switzerland (2.02%)
Financials (2.02%)
Zurich Insurance Group AG	1,290	$404,439

Total Switzerland		404,439

Turkey (1.34%)
Consumer Staples (1.34%)
BIM Birlesik Magazalar AS	12,600	269,859

Total Turkey		269,859

TOTAL EUROPE
(Cost $7,414,782)		7,027,288

NORTH AMERICA (10.74%)
Canada (7.89%)
Consumer Discretionary (1.91%)
Shaw Communications, Inc., Class B	14,210	383,443

Financials (4.22%)
Bank of Nova Scotia	4,760	271,678
Royal Bank of Canada	3,950	272,808
Toronto-Dominion Bank	6,310	301,487

		845,973

Information Technology (1.76%)
Lenovo Group, Ltd.	268,230	352,814

Total Canada		1,582,230

Mexico (2.85%)
Consumer Staples (0.89%)
Fomento Economico Mexicano SAB de CV	20,210	179,282

Financials (0.74%)
Grupo Financiero Banorte SAB de CV	26,950	148,324

Telecommunication Services (1.22%)
Grupo Televisa SAB	35,800	244,082

Total Mexico		571,688

TOTAL NORTH AMERICA
(Cost $2,313,882)		2,153,918

SOUTH AMERICA (3.17%)
Brazil (2.85%)
Consumer Staples (1.51%)
Ambev SA	49,300	303,233

Materials (1.34%)
Fibria Celulose SA, Sponsored ADR(c)	22,120	268,316

Total Brazil		571,549

	Shares	Value
Peru (0.32%)
Financials (0.32%)
Credicorp, Ltd.	400	$64,072

Total Peru		64,072

TOTAL SOUTH AMERICA
(Cost $637,246)		635,621

TOTAL COMMON STOCKS
(Cost $20,008,865)		19,354,203

PREFERRED STOCKS (2.10%)
SOUTH AMERICA (2.10%)
Brazil (2.10%)
Financials (1.46%)
Banco Bradesco SA	22,180	292,540

Materials (0.64%)
Vale SA	17,900	129,493

Total Brazil		422,033

TOTAL SOUTH AMERICA
(Cost $559,153)		422,033

TOTAL PREFERRED STOCKS
(Cost $559,153)		422,033

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.30%)
Money Market Fund (1.30%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.00004%	261,332	261,332

TOTAL SHORT TERM INVESTMENTS
(Cost $261,332)			261,332

TOTAL INVESTMENTS (99.86%)
(Cost $20,829,350)			$20,037,568
Other Assets In Excess Of Liabilities (0.14%)			28,056

NET ASSETS (100.00%)			$20,065,624

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, these securities amount to a value of $170,046 or 0.84% of net assets.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $85,456, representing 0.43% of net assets.
(c)	Non-income producing security.

Common Abbreviations:

ADR -	American Depositary Receipt.
AG -	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
A/S -	Aktieselskab is the Danish term for Joint Stock Company.
AS -	Anonim Sirketi, Joint Stock Company in Turkey.
ASA -	Allmennaksjeselskap in the Norwegian term for public limited company.
Bhd -	Berhad, public limited company in Malaysia.
GDR -	Global Depositary Receipt.
Ltd. -	Limited.
NV -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OAO -	Otkrytoe Aktsionernoe Obschestvo (a Russian open joint stock corporation)
OJSC	- Open Joint Stock Company.
OYJ -	Osakeyhtio is the Finnish equivalent of a public limited company.
Plc -	Public Limited Company.
SA -	Generally designates corporations in various countries, mostly those employing the civil law.
SAB -	Sociedad Anonima Busatil is the Spanish term used for publicly held company.
SAB de	CV - A variable capital company.
SE -	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.
SpA -	Societa Per Azioni is an Italian shared company.
UFJ -	United Financial of Japan.

See Notes to Quarterly Schedule of Investments.

CENTRE MULTI-ASSET REAL RETURN FUND

SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)
	Shares	Value
EXCHANGE-TRADED FUNDS (5.10%)
SPDR® Gold Shares(a)	26,300	$2,987,154

TOTAL EXCHANGE-TRADED FUNDS
(Cost $3,138,312)		2,987,154

OPEN-END FUNDS (94.80%)
Centre Active U.S. Treasury Fund, Institutional Class(b)	1,763,273	17,756,159
Centre American Select Equity Fund, Institutional Class(b)	1,461,151	17,752,985
Centre Global Select Equity Fund, Institutional Class(b)	2,010,901	20,028,573

TOTAL OPEN-END FUNDS
(Cost $59,270,781)		55,537,717

7-Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.20%)
Money Market Fund (0.20%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.00004%	117,605	117,605

TOTAL SHORT TERM INVESTMENTS
(Cost $117,605)			117,605

TOTAL INVESTMENTS (100.10%)
(Cost $62,526,698)			$58,642,476
Liabilities in Excess of Other Assets (-0.10%)			(61,282)
NET ASSETS (100.00%)			$58,581,194

(a)	Non-income producing security.
(b)	Affiliated with the Fund, as each is a series of Centre Funds and has the same investment adviser.

Common Abbreviations:

SPDR - Standard & Poor’s Depositary Receipts.

See Notes to Quarterly Schedule of Investments.

CENTRE ACTIVE U.S. TREASURY FUND

SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

7-Day Yield		Shares	Value
SHORT TERM INVESTMENTS (99.97%)
Money Market Fund (99.97%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.00004%	17,764,380	$17,764,380

TOTAL SHORT TERM INVESTMENTS
(Cost $17,764,380)			17,764,380

TOTAL INVESTMENTS (99.97%)
(Cost $17,764,380)			$17,764,380
Other Assets In Excess Of Liabilities (0.03%)			5,387
NET ASSETS (100.00%)			$17,769,767

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

December 31, 2014 (Unaudited)

(1) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Statements of Investments:

(a) Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (“the Exchange”) or using methods determined by the Board. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortization or accretion. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Board. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities and prices of similar securities or financial instruments

(b) Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code.

(c) For financial reporting purposes, transactions on the last business day of the reporting period are accounted for on the trade date. Net realized gains and losses on investments are computed on the identified cost basis.

(d) The preparation of financial statements in conformity with accounting standards generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The Schedule of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on December 31, 2014.

(e) Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

(f) The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

(2) FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

•	Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date.

•

Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability.

•

Level 3 - Significant unobservable prices or inputs (including the Board of Trustees’, and Pricing Committee’s, own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2014:

Centre American Select Equity Fund

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$130,099,598	$–	$–	$130,099,598
Purchased Options	2,670,000	–	–	2,670,000
Short Term Investments	501,032	–	–	501,032
Total	$133,270,630	$–	$–	$133,270,630

Centre Global Select Equity Fund

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$19,354,203	$–	$–	$19,354,203
Preferred Stocks	422,033	–	–	422,033
Short Term Investments	261,332	–	–	261,332
Total	$20,037,568	$–	$–	$20,037,568

Centre Active U.S. Treasury Fund

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short Term Investments	$17,764,380	$–	$–	$17,764,380
Total	$17,764,380	$–	$–	$17,764,380

Centre Multi-Asset Real Return Fund

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange-Traded Funds	$2,987,154	$–	$–	$2,987,154
Open-End Funds	55,537,717	–	–	55,537,717
Short Term Investments	117,605	–	–	117,605
Total	$58,642,476	$–	$–	$58,642,476

(a)	For detailed descriptions of sectors, industries and countries, see the accompanying Schedule of Investments.

The Funds did not hold any investments at the beginning or end or the period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds recognize transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of December 31, 2014.

Derivative Financial Instruments

The following discloses the Funds’ use of derivative instruments.

The Funds are generally permitted to purchase investment securities and enter into various types of derivative contracts such as purchased and written options. In doing so, the Funds may employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors or to hedge. A Fund may invest its assets in all or certain derivatives, cash management instruments and other instruments to help manage interest rate exposure, protect the Fund’s assets or enhance returns. A Fund may also be exposed to certain exchange-traded derivative products, such as exchange-traded futures and options that are fully collateralized by cash or securities, for temporary cash management or investment transition purposes, or to hedge the risks of existing positions.

Market Risk Factors: In pursuit of its investment objectives, a Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives

Use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage may allow a Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivatives and a Fund. Typically, the associated risks are not the risks that a Fund is attempting to increase or decrease exposure, but are the additional risks from investing in derivatives.

One example of these associated risks is liquidity risk, which is the risk that a Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

Option Writing/Purchasing

A Fund may write or purchase option contracts to adjust risk and return of their overall investment positions, subject to any restrictions set forth in each Fund’s prospectus. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from, among other things, the potential inability of counterparties to meet the terms. At the period ended December 31, 2014, the Centre American Select Equity Fund held $2,670,000 in Purchased Options.

(3) TAX BASIS INFORMATION:

Unrealized Appreciation and Depreciation on Investments: The amount of net unrealized appreciation/ (depreciation) and the cost of investment securities for tax purposes, including short-term securities at December 31, 2014, are displayed in the table below:

Centre American Select Equity Fund

Gross appreciation (excess of value over tax cost)	$26,533,428
Gross depreciation (excess of tax cost over value)	(1,403,719)
Net unrealized appreciation	$25,129,709
Cost of investments for income tax purposes	$108,140,921

Centre Global Select Equity Fund

Gross appreciation (excess of value over tax cost)	$699,577
Gross depreciation (excess of tax cost over value)	(1,557,419)
Net unrealized appreciation	$(857,842)
Cost of investments for income tax purposes	$20,895,410

Centre Active U.S. Treasury Fund

Gross appreciation (excess of value over tax cost)	$0
Gross depreciation (excess of tax cost over value)	0
Net unrealized depreciation	$0
Cost of investments for income tax purposes	$17,764,380

Centre Multi-Asset Real Return Fund

Gross appreciation (excess of value over tax cost)	$41,194
Gross depreciation (excess of tax cost over value)	(4,064,759)
Net unrealized appreciation	$(4,023,565)
Cost of investments for income tax purposes	$62,666,041

(4) AFFILIATED COMPANIES:

Each Allocation Fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The purchase, sales, dividend income, capital gains, return of capital distributions received, shares and value of investment of each Allocation Fund in affiliated companies for the period ended December 31, 2014 were as follows

Centre Multi-Asset Real Return Fund

Investment Companies	Share Balance October 1, 2014	Purchases	Sales	Share Balance December 31, 2014	Dividend Income	Realized Gain		Market Value December, 2014
Centre Active U.S. Treasury Fund, Institutional Class	1,437,698	325,575	-	1,763,273	$221,043		$-	$17,756,159

Centre American Select Equity Fund, Institutional Class	1,307,665	153,486	-	1,461,151	244,089		-	17,752,985

Centre Global Select Equity Fund, Institutional Class	1,268,486	742,415		2,010,901	2,132,530			20,028,573

					$2,597,662	$		$55,537,717

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTRE FUNDS

By:	/s/ James A. Abate
James A. Abate, President

Date:	February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James A. Abate
James A. Abate, President

Date:	February 27, 2015

By:	/s/ Vu Phong Nguyen
Vu Phong Nguyen, Treasurer

Date:	February 27, 2015